AMOUNTS DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Amounts Due To Related Parties
SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	As of December 31,
	2024	2023
	US$’000	US$’000

Due to related parties
- Yin Zhan Holdings Pte Ltd(1)	578	582
Due to directors	14,497	14,517

	15,075	15,099

The entities are related parties of the Company as follows:

(1)	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.